PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8.	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2025	2024
	(in thousands)
Land	$25,322	$22,857
Buildings	59,710	54,026
Machinery and equipment	67,519	60,498
Assets in progress	6,688	6,661
Others	5,667	5,036
Total	164,906	149,078
Less accumulated depreciation	(57,159)	(47,433)
Total	$107,747	$101,645

Depreciation expense was $4,793 and $4,338 for the years ended December 31, 2025, and 2024, respectively.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)